Financial risk management objectives and policies	12 Months Ended
Mar. 28, 2021
Financial Instruments [Abstract]
Financial risk management objectives and policies	Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, liquidity risk, credit risk, market risk, foreign exchange risk, and interest rate risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital, which consists of equity (subordinate voting shares and multiple shares voting shares), short-term borrowings, and long-term debt (the revolving facility and the term loan), with the objectives of safeguarding sufficient net working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. Management targets a ratio of adjusted EBITDA (defined as adjusted earnings before interest, taxes, depreciation, amortization) to net debt, reflecting the seasonal change in the business as net working capital builds through the second fiscal quarter. The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company will continually assess the adequacy of the Company’s capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and risk characteristics of the business. Refer to Note 23. Subsequent Events for further enhancements to our capital management program.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on short-term borrowings and the revolving facility as sources of funds for short term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 28, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	177.8	—	—	—	—	—	177.8
Term loan	3.8	3.8	3.8	3.8	3.8	358.3	377.3
Interest commitments relating to borrowings(1)	18.9	18.9	18.9	18.9	18.9	28.3	122.8
Foreign exchange forward contracts	2.9	—	—	—	14.4	—	17.3
Lease obligations	57.1	53.6	46.9	44.5	33.9	69.3	305.3
Pension obligation	—	—	—	—	—	2.1	2.1
Total contractual obligations	260.5	76.3	69.6	67.2	71.0	458.0	1,002.6
(1)    Interest commitments are calculated based on the term loan balance at the interest rate of 5.00% as at March 28, 2021.
Letter of guarantee facility
On April 14, 2020, Canada Goose Inc. entered into a letter of guarantee facility in the amount of $10.0m. Letters of guarantee are available for terms of up to twelve months and will be charged a fee equal to 1.2% per annum calculated against the face amount and over the term of the guarantee. Amounts issued on the facility will be used to finance working capital requirements through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits. The Company shall immediately reimburse the issuing bank for amounts drawn on issued letters of guarantees. At March 28, 2021, the Company had $4.5m outstanding.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company manages its credit risk through a combination of third party credit insurance and internal house risk. Credit insurance is provided by a third party for customers and is subject to continuous monitoring of the credit worthiness of the Company's customers. Insurance covers a specific amount of revenue, which may be less than the Company's total revenue with a specific customer. As at March 28, 2021, accounts receivable totaling approximately $5.7m (March 29, 2020 - $20.1m) were insured, under a maximum credit limit of $30.0m.
Credit insurance is subject to continuous review by the insurer and can be reduced or eliminated if, in the view of the insurer, the customer's credit worthiness has deteriorated. Upon receiving notification of credit insurance limit modifications, credit insurance remains in place for 60 days. During the year ended March 28, 2021, the Company experienced significant reductions in the market availability of credit insurance for a number of its customers.
Complementary to the third party insurance, the Company routinely assesses the financial strength of its customers through a combination of third party financial reports, credit monitoring, publicly available information, and direct communication with those customers. The Company establishes payment terms with customers to mitigate credit risk and continues to closely monitor its accounts receivable credit risk exposure.
Customer deposits are received in advance from certain customers for seasonal orders to further mitigate credit risk, and are applied to reduce accounts receivable when goods are shipped. As at March 28, 2021, customer deposits of $1.6m (March 29, 2020 - $2.1m) were included in accounts payable and accrued liabilities.
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	21.9	9.0	5.4	1.4	6.1
Credit card receivables	2.1	2.1	—	—	—
Government grant receivable	4.4	4.4	—	—	—
Other receivables	14.3	14.3	—	—	—
March 28, 2021	42.7	29.8	5.4	1.4	6.1

Trade accounts receivable	26.9	15.9	5.0	2.5	3.5
Credit card receivables	2.1	2.1	—	—	—
Other receivables	5.1	5.1	—	—	—
March 29, 2020	34.1	23.1	5.0	2.5	3.5
Trade accounts receivable factoring program
On December 23, 2019, a subsidiary of the Company in Europe entered into an agreement to factor, on a limited recourse basis, certain of its trade accounts receivable up to a limit of €20.0m in exchange for advanced funding equal to 100% of the principal value of the invoice. Accepted currencies include euros, British pounds sterling, and Swiss francs. The Company is charged a fee of the applicable EURIBOR or LIBOR reference rate plus 1.15% per annum, based on the number of days between the purchase date and the invoice due date, which is lower than the Company’s average borrowing rate under its revolving facility. The program is utilized to provide sufficient liquidity to support its international operating cash needs. Upon transfer of the receivables, the Company receives cash proceeds and continues to service the receivables on behalf of the third-party financial institution. The program meets the derecognition requirements in accordance with IFRS 9, Financial Instruments as the Company transfers substantially all the risks and rewards of ownership upon the sale of a receivable. These proceeds are classified as cash flows from operating activities in the statement of cash flows.
For the year ended March 28, 2021, the Company received cash proceeds from the sale of trade accounts receivable with carrying values of $16.9m which were derecognized from the Company's statement of financial position. Fees of less than $0.1m were incurred during the year ended March 28, 2021 (March 29, 2020 - less than $0.1m) and included in net interest, finance and other costs in the statement of income. As at March 28, 2021, the outstanding amount of trade accounts receivable derecognized from the Company’s statement of financial position, but which the Company continued to service was $nil (March 29, 2020 - $2.4m).
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise foreign exchange risk and interest rate risk.
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, inventory purchases and expenses are denominated in foreign currencies, primarily U.S. dollars, euros, British pounds sterling, Swiss francs, Chinese yuan, and Hong Kong dollars. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases, and expenses denominated in these currencies. Certain forward foreign exchange contracts were designated at inception and accounted for as cash flow hedges. The operating hedge program for the fiscal year ending March 28, 2021 was initiated during the fourth quarter of the fiscal 2019. On December 18, 2020, the Company initiated the operating hedge program for the fiscal year ending April 3, 2022.
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 28, 2021		March 29, 2020		March 31, 2019
	Net loss	Tax expense	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(0.3)	(1.1)	(3.7)	1.1	(3.9)	0.8
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	3.3	(0.2)	6.5
SG&A expenses	(0.2)	1.0	(4.5)
Inventory	(0.9)	0.1	(1.0)
During the year ended March 28, 2021, an unrealized gain of $6.4m (March 29, 2020 - unrealized loss of $3.2m, March 31, 2019 - unrealized gain of $3.7m) on forward exchange contracts that were not treated as hedges was recognized in SG&A expenses in the statement of income.
Foreign currency contracts outstanding as at March 28, 2021 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	US$	75.7	U.S. dollars
		€48.2	euros

Forward contract to sell Canadian dollars	US$	40.3	U.S. dollars
		€36.2	euros

Forward contract to purchase euros	CNY	259.6	Chinese yuan
		£19.7	British pounds sterling
	HKD	43.3	Hong Kong dollars
	SEK	0.1	Swedish kronor

Forward contract to sell euros	CHF	0.6	Swiss francs
	CNY	2.3	Chinese yuan
		£2.0	British pounds sterling
Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
Foreign exchange risk on borrowings
Amounts available for borrowing under short-term borrowings and part of our revolving facility are denominated in Chinese renminbi and U.S. dollars, respectively. As at March 28, 2021, there were no amounts owing under both short-term borrowings and the revolving facility.
Amounts available for borrowing under the term loan are denominated in U.S. dollars. Based on outstanding balances of $377.3m (US$300.0m) under the term loan as at March 28, 2021, a $0.01 depreciation in the value of the Canadian dollar compared to the U.S. dollar would have resulted in a decrease in our pre-tax income of $3.0m solely as a result of that exchange rate fluctuation’s effect on the debt.
The Company hedges a portion of its exposure to foreign currency exchange risk on principal and interest payments on its term loan denominated in U.S. dollars (note 16).
The Company recognized the following unrealized losses and gains in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	March 28, 2021		March 29, 2020		March 31, 2019
	Net (loss) gain	Tax recovery (expense)	Net gain (loss)	Tax expense	Net (loss) gain	Tax recovery (expense)
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(0.9)	(0.5)	1.3	(0.2)	(0.7)	0.2
Euro-denominated cross-currency swap designated as a net investment hedge	0.2	0.1	(0.3)	(0.2)	3.5	(1.2)
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as hedging instruments to SG&A expenses:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
Loss (gain) from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	5.6	(5.3)	0.4
During the year ended March 28, 2021, an unrealized loss of $21.7m (unrealized gains of March 29, 2020 - $3.3m, March 31, 2019 - $2.9m) in the fair value of the long-dated forward exchange contract related to a portion of the term loan balance has been recognized in SG&A expenses in the statement of income.
Interest rate risk
The Company is exposed to interest rate risk related to the effect of interest rate changes on borrowings outstanding under short-term borrowings, the revolving facility, and the term loan. As at March 28, 2021, the Company had $377.3m under the term loan which currently bears interest at 5.00%. As at March 28, 2021, the Company had repaid all amounts owing on our short-term borrowings and revolving facility. Based on the weighted average amount of outstanding borrowings on our short-term borrowings during the year ended March 28, 2021, a 1.00% increase in the average interest rate on our borrowings would have increased interest expense by $0.1m (March 29, 2020 - less than $0.1m). Correspondingly, a 1.00% increase in the average interest rate would have increased interest expense on the revolving facility and term loan by $1.1m and $2.6m, respectively (March 29, 2020 - $0.9m and $1.5m, respectively). Interest rate risk on the term loan is partially mitigated by cross-currency swap hedges. The impact on future interest expense as a result of future changes in interest rates will depend largely on the gross amount of borrowings at that time.